ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

The gross and realizable value of accounts receivable are detailed as follows:

	December 31,
	2024	2023
	(in thousands)
Accounts receivable	$33,544	$49,682
Allowance for credit losses	(15,567)	(14,979)
Total	$17,977	$34,703

Changes in allowances for credit losses consisted of:

Allowance for
Estimated Credit Losses
(in thousands)
Balance at December 31, 2022	$(14,067)
Current period provision for expected credit losses	(87)
Foreign currency exchange adjustments	(825)
Balance at December 31, 2023	$(14,979)
Current period provision for expected credit losses	(895)
Foreign currency exchange adjustments	307
Balance at December 31, 2024	$(15,567)

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)